NON-INTEREST COST AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2021
NON-INTEREST COST AND EXPENSES BY NATURE
NON-INTEREST COST AND EXPENSES BY NATURE

25.    NON-INTEREST COST AND EXPENSES BY NATURE

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)
Employee compensation and benefits	327,441	682,068	1,248,682
Marketing and branding	130,528	297,170	1,163,495
Brokerage commission and handling charge expenses (Note 22)	100,550	361,486	572,159
Processing and servicing costs (Note 24)	91,916	149,378	257,003
Rental and other related expenses	64,756	64,594	106,459
Depreciation and amortization	16,547	27,231	36,435
Professional services	28,757	32,988	59,697
Others	23,867	42,956	111,675
Total	784,362	1,657,871	3,555,605